Segment information - Assets by geographic area (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting, Asset Reconciling Item [Line Items]
Total consolidated property, plant and equipment	$ 62,641	$ 64,420
Total consolidated intangible assets	10,775	12,407
Total consolidated long-lived assets	73,416	76,827
Italy
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	20,382	21,140
Intangible assets and goodwill	7,688	9,131
Long-lived assets including equity method investments	28,070	30,271
Canada
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	25,199	29,095
Intangible assets and goodwill	129	155
Long-lived assets including equity method investments	25,328	29,250
Rest of Europe
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	9,032	9,480
Intangible assets and goodwill	2,958	3,121
Long-lived assets including equity method investments	11,990	12,601
Asia Pacific
Segment Reporting, Asset Reconciling Item [Line Items]
Property, plant and equipment	8,028	4,705
Intangible assets and goodwill	0	0
Long-lived assets including equity method investments	$ 8,028	$ 4,705